UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

Thomas Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Date of fiscal year end: May 31

Date of reporting period: November 30, 2008

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2008

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3
Growth Fund	6
Income Fund	10
Multiple Index Fund	13
Value Fund	16

Statements of Assets and Liabilities	19

Statements of Operations	20

Statements of Changes in Net Assets	21-22

Financial Highlights
Capital Income Fund	23-25
Growth Fund	26-27
Income Fund	28-29
Multiple Index Fund	30-31
Value Fund	32-33

Notes to Financial Statements	34-40

Expense Examples	41-44

Other Information	44-45

“It was the best of times and the worst of times”

                                             - Charles Dickens

Dear Fellow Shareholders:

The first six months of 2008 were as good as it gets in the financial markets. The rest of the year was truly the “worst of times” as the worldwide collapse of the financial markets caused most of the major developed countries and their central banks to pour unprecedented amounts of money into the system to prevent scores of household names from going under.

The “worst of times” also presents opportunities for the patient investor. At API we have been scouring the globe for buying opportunities that should reward shareowners over the next 2-5 years. The good news is that the opportunities are out there. On the flip side, it’s like a mosquito in a nudist colony—where do you start?

We start with a strategy. Our quantitative methodology steers us toward the selections that most fit each fund’s objective and then we narrow each decision down to the highest rated security in its class. Your management believes that our disciplined approach should be rewarded as the world climbs out of this recession.

LARGEST DOW DECLINES
& performance the following year

YEAR	PERCENTAGE DROP	NEXT YEAR
1931	-51.7%	-21.1%
1907	-37.7%	+46.6%
2008	-33.8%	?
1930	-33.8%	-52.7%
1920	-32.9%	+12.7%
1937	-32.8%	+28.1%
1914	-30.7%	+81.7%
1974	-27.6%	+38.3%
1903	-23.6%	+41.7%
1932	-23.1%	+66.7%
1917	-21.7%	+10.5%

Source: Bespoke Investment Group, LA Times

From where are we climbing? In 2008, most major market indexes suffered deep losses. The Global Dow Jones World was down 50.2%. The New York Stock Exchange composite sank 40.9%, the Nasdaq composite dropped 40.5%, the Standard & Poor’s 500 fell 38.5% and the Russell 2,000 small-stock index slid 34.8%.

The red ink flowed worldwide. The average European blue-chip stock fell 44.9%, Japan’s Nikkei-225 index slumped 42.1%, the Brazilian market sank 41.2%, and China’s Shanghai market tumbled 65.4%.

And tiny Iceland, where stocks plunged 90% after the country’s major banks collapsed, became the poster child for the global credit-market meltdown.

We know what got us here. Imagine markets as a lineup of dominos stretching around the planet. When the first domino—the U.S. housing market—fell, beginning two years ago, the rest followed. We are seeing, in sequence, the downside of economic globalization.

Now, what about 2009? History favors a market rebound. Whether it would have legs beyond ‘09 is another question. The accompanying table shows the 10 biggest annual declines in the DOW’s history, since 1896, and the index’s performance in the following year. In eight of the 10 instances, the market rallied the next year.

Our Strategy Going Forward

Efficient Frontier Management/Global Diversification continues as our full commitment to you, our shareholders.

We believe that our four equity funds and our income fund employ some of the broadest diversification strategies available within the fund industry. The holdings within the funds include individual stocks, bonds, American Depository Receipts, exchange traded index funds, and closed-end funds, all of which we believe are critical for efficient access to today’s free market global marketplace. As we look to the future, we believe peace of mind comes with managing risk through diversification. Based on this philosophy, as well as historical patterns and the economic outlook, we are optimistic about what 2009 will bring.

Good news—during a recession, stocks are on SALE!

What should I do as an investor? Typically, recessions have generated buying opportunities for investors. Often, this means investing when prices have fallen –buying low is not easy, but can potentially be very rewarding. We strongly recommend you consult your financial advisor on the best strategy for you.

All of us at API wish you a prosperous and happy New Year. As always, we thank you for your support and welcome your comments.

Sincerely,

David D. Basten	David M. Basten
President Chief Investment Officer Portfolio Manager	Portfolio Manager

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2008 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2008

(Unaudited)

	Principal/ Shares	Value
Global Large Cap Stocks — 3.7%
Cadbury PLC ADR	17,000	$577,830

International Large Cap Stocks — 12.5%
AstraZeneca PLC ADR	8,000	301,840
Bank of Montreal	1,200	34,584
Canadian Imperial Bank of Commerce	1,000	37,390
Canadian National Railway Company	1,100	38,742
Canadian Natural Resources Limited	7,000	289,450
EnCana Corp.	1,000	46,810
Manulife Financial Corporation	21,000	360,780
Potash Corp. of Saskatchewan, Inc.	4,000	246,560
P T Telekomunikasi Indonesia ADR	20,000	382,600
Research In Motion Ltd.*	900	38,223
Rogers Communications, Inc.	1,500	40,620
Royal Bank of Canada	1,200	39,048
Suncor Energy, Inc.	2,100	45,024
Toronto-Dominion Bank	1,000	35,270
TransCanada Corp.	1,400	36,918

		1,973,859

International Mid Cap Stocks — 3.8%
Aracruz Celulose SA ADR	22,000	182,820
WisdomTree International MidCap Dividend	12,000	423,000

		605,820

International Small Cap Stocks — 2.7%
WisdomTree International SmallCap Dividend	13,000	419,510

Japan Market Indexes — 2.8%
iShares S&P/TOPIX 150	12,000	446,160

Japan Small Cap Stocks — 2.7%
WisdomTree Japan SmallCap Dividend	12,000	426,600

Latin America Market Indexes — 4.2%
iShares S&P Latin America 40	15,000	365,700
Latin American Discovery Fund	26,500	288,585

		654,285

Pacific/Asia Large Cap Stocks — 3.0%
Philippine Long Distance Telephone	10,000	479,500

Pacific/Asia Market Indexes — 2.1%
iShares MSCI Pacific Ex-Japan	13,500	331,560

	Principal/ Shares	Value
Pacific/Asia Small Cap Stocks — 0.7%
iShares MSCI Taiwan	14,000	$108,920

U.S. Corporate Bonds — 3.1%
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	489,845

U.S. Large Cap Stocks — 31.7%
Altria Group, Inc.	2,600	41,808
A T & T, Inc.	19,000	542,640
Bank of America Corp.	2,400	39,000
Bank of New York Mellon Corp.	1,800	54,378
B B & T Corp.	10,000	299,700
Capital One Financial Corp.	1,500	51,615
Charles Schwab Corp.	2,500	45,825
Citigroup, Inc.	4,300	35,647
Coca Cola Co.	12,000	562,440
Chevron Corp.	800	63,208
CME Group, Inc.	150	31,793
Comerica, Inc.	2,200	49,610
Exxon Mobile Corp.	5,000	400,750
FirstEnergy Corp.	1,000	58,580
FPL Group, Inc.	1,200	58,512
Freeport-McMoRan Copper & Gold, Inc.	12,000	287,880
Goldman Sachs Group, Inc.	500	39,495
Honeywell International, Inc.	13,000	362,180
J.P. Morgan Chase & Co.	6,000	189,960
Kraft Foods, Inc.	21,154	575,600
M & T Bank Corp.	700	44,975
Merck & Co., Inc.	1,800	48,096
Merrill Lynch & Co., Inc.	2,700	35,694
Morgan Stanley	2,700	39,825
Northern Trust Corp.	1,100	50,479
Pacaar, Inc.	15,500	431,985
People’s United Financial, Inc.	3,600	68,652
PNC Financial Services Group, Inc.	800	42,216
ProLogis	44,100	168,903
Ralcorp Holdings, Inc.*	1,219	76,261
State Street Corp.	1,100	46,321
SunTrust Banks, Inc.	1,500	47,595
U.S. Bancorp	2,000	53,960
Wells Fargo & Company	1,800	52,002

		4,997,585

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

	Principal/ Shares	Value
U.S. Micro Cap Stocks — 12.7%
ALLETE, Inc.	1,800	$61,596
Ares Capital Corp.	14,000	69,720
BlackRock Kelso Capital Corporation	9,000	92,250
Compass Minerals International, Inc.	1,300	72,787
Entertainment Properties Trust	2,700	66,231
Extra Space Storage, Inc.	8,200	72,570
First Commonwealth Financial Corp.	6,400	76,864
FNB Corporation	5,500	67,980
Franklin Street Properties Corp.	5,900	74,812
Healthcare Realty Trust, Inc.	3,300	63,294
Home Properties, Inc.	2,100	81,900
IdaCorp., Inc.	2,100	63,840
Inland Real Estate Corp.	6,200	69,254
International Bancshares Corp.	2,700	63,450
Iowa Telecommunications Services, Inc.	4,200	64,218
Laclede Group, Inc.	1,100	57,948
Mid-America Apartment Communities, Inc.	2,200	81,466
National Health Investors, Inc.	3,000	67,650
National Penn Bancshares, Inc.	4,600	70,748
New Jersey Resources Corp.	1,600	64,256
Old National Bancorp.	4,000	68,720
Olin, Corp.	4,400	72,072
Omega Healthcare Investors, Inc.	5,500	66,200
Park National Corp.	1,000	68,490
TrustCo Bank Corp. NY	6,100	64,599
Umpqua Holdings Corp.	4,900	64,876
Vector Group Ltd.	4,000	57,440
Washington Real Estate Investment Trust	2,600	68,822
Westamerica Bancorp	1,200	63,792

		1,997,845

	Principal/ Shares	Value
U.S. Mid Cap Stocks — 9.2%
Donaldson Company, Inc.	18,000	$615,960
DTE Energy Co.	1,500	55,785
Federated Investors, Inc.	25,000	496,250
First Niagara Financial Group, Inc.	4,200	65,142
Janus Capital Group, Inc.	4,700	38,305
NASDAQ OMX Group, Inc.*	1,500	32,250
NYSE Euronext, Inc.	1,700	40,477
Pinnacle West Capital Corp.	1,700	51,680
Raymond James Financial, Inc.	2,200	48,333

		1,444,182

U.S. Small Cap Stocks — 0.9%
Ambac Financial Group, Inc.	100,000	140,000

Total Investments — 95.8% (cost $18,385,343)		15,093,501
Other Assets in Excess of Liabilities — 4.2%		669,759

Net Assets — 100.0%		$15,763,260

Cost for federal income tax purposes $18,385,343.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	823,433

Excess of tax cost over value	4,115,275

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2008 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth — 3.5%
Claymore/BNY Mellon Frontier Markets	20,000	$240,600
iShares MSCI — South Africa	18,000	635,580
Sasol Ltd. ADR	3,500	99,960

		976,140

Emerging Markets Value — 7.3%
Claymore/AlphaShares China Small Cap	40,000	444,400
Claymore ETF BNY BRIC	33,000	754,710
Vanguard Emerging Markets ETF	36,000	829,080

		2,028,190

Europe Large Cap Stocks — 2.3%
GlaxoSmithKline PLC ADR	3,000	103,320
Novartis AG	2,300	107,916
Roche Holding, Ltd. ADR	1,500	104,969
Siemens AG ADR	1,800	107,460
Telefonica SA ADR	2,000	122,080
Tenaris SA ADR	3,900	82,017

		627,762

Europe Market Indexes — 2.0%
SPDR DJ EURO STOXX 50 ETF	18,500	565,360

International Large Cap Stocks — 1.3%
EON AG ADR	2,800	97,990
Infosys Technologies Ltd.	3,500	88,025
POSCO ADR	1,500	86,625
Teva Pharmaceutical Industries, Ltd.	2,200	94,930

		367,570

International Mid Cap Stocks — 1.1%
Agrium, Inc.	7,000	219,940
CNOOC Ltd. ADR	1,200	98,412

		318,352

International Small Cap Stocks — 2.4%
iShares FTSE Developed Small Cap (ex North America) Index Fund	30,000	663,000

Japan Large Cap Stocks — 0.4%
Mitsubishi UFJ Financial Group, Inc. ADR	18,000	98,640

Japan Small Cap Stocks — 1.9%
WisdomTree Japan SmallCap Dividend Fund	15,000	533,250

Latin America Large Cap Stocks — 2.8%
America Movil S.A.B. de C.V. ADR	2,800	84,000

	Shares	Value
Empresa Nacional de Electricidad SA ADR	2,200	$76,670
Enersis SA ADR	6,000	78,360
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	88,032
Gerdau SA ADR	28,000	182,560
Grupo Televisa SA ADR	5,700	84,702
Telefonos de Mexico S.A.B. de C.V. ADR	4,700	81,592
Wal-Mart de Mexico S.A.B. de C.V. ADR	3,400	93,747

		769,663

Latin America Mid Cap Stocks — 1.0%
Banco Santander — Chile ADR	2,500	83,250
Embraer-Empresa Brasileira de Aeronautica ADR	5,800	90,074
Sociedad Quimica Minera de Chile ADR	4,000	89,960

		263,284

Latin America Small Cap Stocks — 0.4%
Gafisa SA ADR	13,000	104,780

Pacific/Asia Large Cap Stocks — 1.8%
BHP Billiton Ltd. ADR	2,800	112,056
China Life Insurance Co. Ltd. ADR	2,300	89,194
China Mobile Limited ADR	2,100	96,243
PetroChina Co. Ltd. ADR	1,300	107,354
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,000	85,800

		490,647

Pacific/Asia Market Indexes — 2.3%
iPath MSCI — India*	22,000	625,020

Pacific/Asia Mid Cap Stocks — 6.7%
iShares MSCI — Hong Kong	98,000	1,005,480
Morgan Stanley China A Share Fund, Inc.	37,000	836,200

		1,841,680

Pacific/Asia Small Cap Stocks — 8.5%
iShares MSCI — Singapore	139,000	943,810
iShares MSCI — Taiwan	62,000	482,360
Mindray Medical International Ltd.	34,000	614,720
Sims Metal Management Limited ADR	32,000	295,040

		2,335,930

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

	Shares	Value
Scandinavia Large Cap Stocks — 0.7%
Nestle SA ADR	2,900	$104,908
Nokia Corp. ADR	7,100	100,607

		205,515

Scandinavia Small Cap Stocks — 1.0%
Autoliv, Inc.	15,000	286,350

U.S. Large Cap Stocks — 10.3%
Apple, Inc.*	1,200	111,204
Berkshire Hathaway Class A*	10	607,500
Cisco Systems, Inc.*	7,200	1,040,000
Dell, Inc.*	10,300	119,088
Franklin Resources, Inc.	10,000	115,051
Google, Inc.*	400	117,184
Hewlett-Packard Company	3,700	130,536
International Business Machines Corp.	1,500	122,400
Intel Corporation	8,400	115,920
Microsoft Corporation	5,600	113,232
Oracle Corp.*	7,700	123,893
QUALCOMM, Inc.	3,500	117,495

		2,833,503

U.S. Micro Cap Stocks — 4.2%
Almost Family, Inc.*	3,000	131,880
Astronics Corp.*	8,000	64,800
Atrion Corp.	1,000	95,990
ICU Medical, Inc.*	3,500	105,875
Life Partners Holdings, Inc.	4,000	142,800
LivePerson, Inc.*	36,000	52,920
Nathan’s Famous, Inc.*	7,000	93,240
Nobel Learning Communities, Inc.*	7,000	104,370
Palomar Medical Technologies, Inc.*	10,000	90,500
Rochester Medical Corp.*	9,000	121,950
Supertex, Inc.*	4,000	83,400
Willis Lease Finance Corp.*	8,000	70,960

		1,158,685

U.S. Mid Cap Stocks — 9.4%
Alliant Techsystems, Inc.*	5,000	411,000
FLIR Systems, Inc.*	23,000	713,460
Flowers Foods, Inc.	5,000	133,900
Legg Mason, Inc.	25,000	450,500
Polo Ralph Lauren Corp.	9,000	388,800

	Shares	Value
SEI Investments Co.	24,000	$371,040
Waste Connnections, Inc.*	4,000	112,920

		2,581,620

U.S. Small Cap Stocks — 20.7%
Amedisys, Inc.*	2,800	108,892
American Science & Engineering, Inc.	2,000	151,740
Bankrate, Inc.*	3,000	82,410
CACI International, Inc.*	3,300	146,553
Chattem, Inc.*	1,900	137,883
Comtech Telecommunications Corp.*	3,200	151,776
Curtiss-Wright Corp.	4,600	153,640
Greenhill & Co., Inc.	2,300	156,630
Haemonetics Corp.*	2,500	142,975
Hexcel Corp.*	79,000	592,500
Immucor, Inc.*	5,600	135,912
Inverness Medical Innovations, Inc.*	60,000	1,054,200
Jones Lang LaSalle, Inc.	13,000	309,790
Landstar Systems, Inc.	4,300	138,202
LKQ Corp.*	14,500	151,090
Micros Systems, Inc.*	9,000	149,850
Orbital Sciences Corp.*	8,100	139,320
Panera Bread Co.*	3,500	155,540
Pediatrix Medical Group, Inc.	4,800	149,376
Penn Virginia Corp.	4,300	129,129
ProAssurance Corporation*	2,900	158,311
Quality Systems, Inc.	3,000	90,210
Royal Gold, Inc.	2,500	100,000
St. Mary Land & Exploration Co.	6,600	132,726
Teledyne Technologies, Inc.*	3,300	134,046
Tractor Supply Company*	4,100	157,358
Toro Co.	4,900	139,356
Watson Wyatt Worldwide, Inc.	3,700	149,183
WMS Industries, Inc.*	6,600	162,690
Zenith National Insurance Corp.	4,400	145,156

		5,706,444

Total Investments — 92.0% (cost $34,796,954)		25,381,385
Other Assets in Excess of Liabilities — 8.0%		2,201,962

Net Assets — 100.0%		$27,583,347

API TRUST EFFICIENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

Cost for federal income tax purposes $34,796,954.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	1,083,189

Excess of tax cost over value	10,498,758

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2008 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2008

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 7.2%
iShares JP Morgan USD Emerging Markets Bond	5,000	$408,000
PowerShares Emerging Markets Sovereign Debt Portfolio	19,000	361,760

		769,760

Global Corporate Bonds — 2.2%
Deleware Enhanced Global Dividend & Income Fund	21,000	127,680
Western Asset Variable Rate Strategic Fund, Inc.	10,000	107,500

		235,180

Global Government Bonds — 2.8%
Western Asset Emerging Markets Debt Fund, Inc.	29,000	296,960

International Corporate Bonds — 7.2%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	$500,000	500,000
Royal Bank Canada, 10.0%, due 6/13/2023	$200,000	168,500
WisdomTree Europe High-Yielding Equity Fund	3,000	100,920

		769,420

International Debt — 2.0%
Morgan Stanley Emerging Markets Debt Fund, Inc.	33,000	212,190

International Government Bonds — 2.7%
Western Asset Emerging Markets Income Fund, Inc.	41,000	286,180

U.S. Corporate Bonds — 36.9%
Advent/Claymore Global Convertible Securities & Income Fund	22,000	108,240
Bancroft Fund Ltd.	10,000	107,600
BlackRock Corporate High Yield Fund VI, Inc.	20,000	122,800
BlackRock Preferred Opportunity Trust	15,000	122,400
BlackRock Senior High Income Fund, Inc.	42,000	107,100
Calamos Convertible & High Income Fund	12,000	82,800
Calamos Convertible Opportunities & Income Fund	15,000	114,000
Ellsworth Fund Ltd.	23,000	105,340

	Principal/ Shares	Value
Franklin Templeton Limited Duration Income Trust	16,000	$112,320
Gabelli Convertible & Income Securities Fund, Inc.	26,000	135,720
Lehman Brothers Holdings, 0.0%, due 4/21/2023*	$1,000,000	100,000
MassMutual Corporate Investors	5,000	102,500
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	661,250
Morgan Stanley Emerging Markets Domestic Debt Fund	54,000	464,400
Morgan Stanley High Yield Fund, Inc.	32,000	110,720
Nicholas-Applegate Convertible & Income Fund II	32,000	101,760
Nuveen Floating Rate Income Fund	20,000	105,000
Pimco Corporate Income Fund	15,000	118,500
Pimco Corporate Opportunity Fund	12,000	90,600
Pimco High Income Fund	30,000	117,600
Putnam High Income Securities Fund	26,000	131,300
TCW Strategic Income Fund, Inc.	44,000	119,680
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	489,845
Van Kampen Senior Income Trust	30,000	88,500

		3,919,975

U.S. Government Bonds & Notes — 8.1%
U.S. Treasury Stripped Interest Payment, due 11/15/2014	$1,000,000	860,788

U.S. Municipal Bonds — 17.8%
California State, 5.0%, due 6/1/2032	$625,000	534,106
North Texas Highway Authority, 5.125%, due 1/1/2028	$625,000	553,856
Schertz-Cibolo-UNLV City Texas, 0.0%, due 2/1/2031	$3,190,000	798,266

		1,886,228

Total Investments — 86.9% (cost $10,967,340)		9,236,681
Other Assets in Excess of Liabilities — 13.1%		1,397,174

Net Assets — 100.0%		$10,633,855

API TRUST EFFICIENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

Cost for federal income tax purposes $10,967,340.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	334,216

Excess of tax cost over value	2,064,875

*	Bond is in default as of November 30, 2008.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2008 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

November 30, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth — 7.2%
iShares MSCI — South Africa	6,000	$211,860
SPDR S&P Emerging Asia Pacific ETF	15,000	604,350
SPDR S&P Emerging Europe ETF	20,000	502,000

		1,318,210

Emerging Markets Value — 3.3%
Vanguard Emerging Markets	26,000	598,780

Europe Large Cap Stocks — 1.6%
GlaxoSmithKline PLC ADR	2,000	68,880
Novartis AG ADR	1,500	70,380
Roche Holding, Ltd. ADR	1,000	69,979
Telefonica SA ADR	1,300	79,352

		288,591

Europe Market Indexes — 3.8%
iShares S&P Europe 350	12,000	351,360
SPDR DJ EURO STOXX 50 ETF	11,000	336,160

		687,520

Europe Mid Cap Stocks — 2.4%
iShares MSCI — Austria	36,000	439,560

Global Small Cap Stocks — 3.8%
iShares Goldman Sachs Networking	41,500	697,200

International Large Cap Stocks — 3.2%
BP PLC ADR	1,500	73,035
HSBC Holdings PLC ADR	1,200	65,244
Takeda Pharmaceutical ADR	3,700	89,543
Total SA ADR	1,400	73,850
United Overseas Bank Ltd. ADR	4,000	69,900
Vodafone Group PLC ADR	4,200	82,236
Westpac Banking Corporation ADR	1,100	65,978
Woodside Petroleum Ltd. ADR	2,600	61,037

		580,823

International Market Indexes — 3.3%
SPDR S&P BRIC 40 ETF	43,000	605,010

International Mid Cap Stocks — 5.3%
iShares MSCI Thailand Investable Market Index	24,000	511,680
iShares MSCI Turkey Investable Market Index	18,000	458,100

		969,780

	Shares	Value
Japan Large Cap Stocks — 4.5%
Canon, Inc. ADR	2,500	$74,400
East Japan Railway Co. ADR	1,700	91,832
Honda Motor Co. ADR	3,700	81,696
Hutchinson Whampoa Ltd. ADR	2,700	67,760
Mitsubishi Corp. ADR	2,500	62,208
Mitsubishi UFJ Financial Group, Inc. ADR	13,500	73,980
Mizuho Financial Group, Inc.	16,000	84,480
Nintendo Co. Ltd. ADR	2,000	77,747
Sony Corp. ADR	3,800	73,644
Sumitomo Mitsui Financial Group ADR	20,000	72,444
Toyota Motor Corp. ADR	1,000	63,100

		823,291

Latin America Large Cap Stocks — 2.3%
iShares MSCI — Mexico	14,000	409,920

Latin America Mid Cap Stocks — 3.3%
iShares MSCI — Brazil	17,000	597,550

Pacific/Asia Large Cap Stocks — 1.8%
Australia and New Zealand Banking ADR	7,300	70,355
Cheung Kong Holdings ADR	7,700	72,528
National Australia Bank ADR*	5,100	66,422
St. George Bank Limited ADR	2,100	60,444
Sun Hung Kai Properties Ltd. ADR	8,300	65,703

		335,452

Pacific/Asia Market Indexes — 5.0%
iShares FTSE/Xinhua China 25 Index Fund	34,000	904,060

Pacific/Asia Mid Cap Stocks — 3.5%
iShares MSCI — Australia	47,000	645,310

Pacific/Asia Small Cap Stocks — 3.7%
iShares MSCI — Singapore	98,000	665,420

Scandinavia Large Cap Stocks — 0.4%
Nestle SA ADR	1,900	68,733

United Kingdom Market Indexes — 2.1%
iShares MSCI — United Kingdom	30,000	374,700

U.S. Large Cap Stocks — 6.3%
Apple, Inc.*	1,200	111,204
Cisco Systems, Inc.*	6,900	114,126
Google, Inc.*	300	87,888

API TRUST EFFICIENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

	Shares	Value
Hewlett-Packard Company	3,500	$123,480
International Business Machines Corp.	1,400	114,240
Intel Corporation	7,800	107,640
Microsoft Corporation	5,200	105,144
Proctor & Gamble Co.	1,900	122,265
Schlumberger Limited	2,500	126,850
Wal-Mart Stores, Inc.	2,200	122,936

		1,135,773

U.S. Market Indexes — 8.1%
iShares Dow Jones Total Market Index	18,000	783,000
ProShares Ultra MidCap 400	29,000	685,560

		1,468,560

U.S. Micro Cap Stocks — 11.2%
Abington Bancorp, Inc.	6,500	66,950
Alaska Air Group, Inc.*	2,700	61,965
American Pacific Corp.*	6,500	65,910
American Physicians Service Group, Inc.	3,500	71,295
Anaren, Inc.*	5,800	62,234
Applied Signal Technology, Inc.	4,200	65,898
AsiaInfo Holdings, Inc.*	6,800	75,004
Axsys Technologies, Inc.*	1,300	90,753
Bank Mutual Corporation	6,200	63,550
Citizens, Inc.*	8,000	75,600
CSS Industries, Inc.	3,000	68,400
Digi International, Inc.*	6,600	60,852
Dime Community Bancshares, Inc.	4,600	62,054
Duncan Energy Partners LP	5,000	64,600
Emergent BioSolutions, Inc.*	3,400	76,908
First Bancorp, Inc.	4,200	72,408
Fuel Systems Solutions, Inc.*	2,400	83,016
GeoResources, Inc.*	8,500	65,450
Home Bancshares, Inc.	2,700	71,334
Hot Topic, Inc.*	8,800	72,336
HQ Sustainable Maritime Industries, Inc.*	13,000	69,290
Infinity Property and Casualty Corp.	1,600	73,424
LHC Group, Inc.*	2,000	66,760
Marten Transport Ltd.*	3,500	65,975
NCI, Inc.*	2,800	80,584
Panhandle Oil and Gas, Inc.	3,500	81,025
Peoples Financial Corp.	3,500	64,750

	Shares	Value
Ultratech, Inc.*	5,700	$71,534
United Financial Bancorp, Inc.	4,900	64,581

		2,034,440

U.S. Small Cap Stocks — 3.9%
ProShares Ultra SmallCap 600	35,000	708,400

Total Investments — 90.0% (cost $23,210,384)		16,357,083
Other Assets in Excess of Liabilities — 10.0%		1,823,867

Net Assets — 100.0%		$18,180,950

Cost for federal income tax purposes $23,210,384.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	495,700

Excess of tax cost over value	7,349,001

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at November 30, 2008 (as a percentage of total investments).

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth — 13.0%
Central Europe & Russia Fund, Inc.	25,000	$399,750
iShares MSCI BRIC Index	17,000	404,600
SPDR S&P Emerging Asia Pacific ETF	18,000	725,220
SPDR S&P Emerging Markets ETF	12,000	852,720

		2,382,290

International Large Cap Stocks — 5.5%
AstraZeneca PLC ADR	1,200	45,276
Bank of Nova Scotia	21,000	583,170
BP PLC ADR	1,000	48,690
Eni SpA ADR	1,100	50,490
HSBC Holdings PLC ADR	1,000	54,370
Rio Tinto PLC ADR	300	30,000
Royal Dutch Shell Class A ADR*	900	48,105
Sanofi-Adventis ADR	1,700	47,022
Total SA ADR	1,000	52,750
Vodafone Group PLC ADR	3,000	58,740

		1,018,613

Japan Large Cap Stocks — 0.2%
Toyota Motor Corp ADR	700	44,170

Latin America Large Cap Stocks — 2.0%
Banco Bradesco SA ADR	3,700	39,368
Banco Itau Holding Financeira SA ADR	3,500	40,530
Companhia de Bebidas Das Americas ADR	1,100	47,817
Companhia Energetica de Minas Gerais ADR	2,900	45,907
Companhia Sideurgica Nacional ADR	3,400	39,168
Companhia Vale Do Rio Docea ADR	3,300	39,402
Gerdau SA ADR	6,800	44,336
Petroleo Brasileiro ADR	1,700	35,598
Uniao de Bancos Brasileiros SA ADR	600	38,454

		370,580

U.S. Large Cap Stocks — 19.6%
Boeing Company	20,000	852,600
Chubb Corporation	10,000	513,600
Cytec Industries, Inc.	13,000	286,390
ENSCO International, Inc.	8,000	259,280
Goldman Sachs Group, Inc.	12,000	947,880
International Business Machines, Inc.	9,000	734,400

		3,594,150

	Shares	Value
U.S. Market Indexes — 4.8%
ProShares Ultra Russell 2000 Value	53,000	$877,150

U.S. Micro Cap Stocks — 17.6%
ArvinMeritor, Inc.	14,500	57,275
Astec Industries, Inc.*	4,000	121,000
Checkpoint Systems, Inc.*	8,500	98,260
Cohu, Inc.	8,400	94,080
Colonial Properties Trust	20,000	113,400
Cross Country Healthcare, Inc.*	11,000	95,810
Exar Corp.*	13,400	90,316
Federal Signal Corp.	10,000	123,300
Fidelity National Financial, Inc.	11,200	78,624
Foot Locker, Inc.	6,300	42,399
Furniture Brands International, Inc.	15,000	48,900
Griffon Corp.*	13,400	107,200
Healthcare Services Group, Inc.	6,000	95,400
Houston American Energy Corp	54,000	138,780
Imation Corp.	6,600	87,648
Investment Technology Group, Inc.*	5,900	98,707
JAKKS Pacific, Inc.*	5,000	89,500
Kelly Services, Inc.	6,200	72,230
Men’s Wearhouse, Inc.	8,900	94,696
Methode Electronics, Inc.	12,800	108,288
National Presto Industries, Inc.	1,400	91,854
Old Dominion Freight Line, Inc.*	4,000	95,200
Parexel International Corporation*	12,600	104,832
PolyOne Corp.*	30,000	84,900
Provident Bankshares Corp.	12,000	113,040
RehabCare Group, Inc.*	6,100	88,755
Rent-A-Center, Inc.*	4,900	80,409
Ryland Group, Inc.	4,800	81,456
South Financial Group, Inc.	27,500	118,800
Sterling Financial Corp.	22,000	117,040
Synaptics, Inc.*	4,300	94,471
Tredegar Corp.	6,700	105,324
Wintrust Financial Corporation	5,000	103,150
YRC Worldwide, Inc.*	22,400	89,152

		3,224,196

U.S. Mid Cap Stocks — 26.1%
American Electric Power Co., Inc.	3,000	93,870
Aon Corp.	2,200	99,660
Belden CDT, Inc.	46,000	801,320

API TRUST EFFICIENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2008

(Unaudited)

	Shares	Value
Boston Properties, Inc.	1,900	$101,460
Bunge Ltd.	2,300	97,658
CIT Group	225,000	751,500
Consolidated Edison, Inc.	2,400	96,936
Edison International	2,800	113,092
Equity Residential REIT	3,400	103,462
International Paper Co.	8,300	103,335
Magellan Midstream Partners, L.P.	10,000	300,200
Marsh & McLennan Companies, Inc.	4,000	102,000
Noble Energy, Inc.	1,800	94,104
P G & E Corp.	2,500	95,100
Principal Financial Group, Inc.	6,200	85,622
Progress Energy, Inc.	2,400	95,256
Progressive Corp.	6,700	100,634
Public Storage REIT	1,400	97,846
Safeway, Inc.	4,400	95,920
Sempra Energy	2,200	102,674
Silgan Holdings, Inc.	17,000	769,080
Southwest Airlines Co.	9,700	83,905
Spectra Energy Corp.	5,900	95,934
Vornado Realty Trust	1,700	90,865
Weyerhaeuser Co.	3,000	112,860
Xerox Corporation	15,700	109,743

		4,794,036

U.S. Small Cap Stocks — 0.5%
Brown Shoe Company, Inc.	16,000	90,240

Total Investments — 89.3% (cost $20,441,924)		16,395,425
Other Assets in Excess of Liabilities — 10.7%		1,966,191

Net Assets — 100.0%		$18,361,616

Cost for federal income tax purposes $20,441,924.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	1,143,279

Excess of tax cost over value	5,189,778

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2008

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Assets
Investments at value (identified cost of $18,385,343; $34,796,954; $10,967,340; $23,210,384; and $20,441,924, respectively)	$15,093,501	$25,381,385	$9,236,681	$16,357,083	$16,395,425
Cash	2,303,267	1,475,398	737,675	1,101,573	1,654,025
Receivable for securities sold		1,559,910	647,615	623,795	582,944
Dividends and interest receivable	33,451	18,718	69,571	14,751	25,622
Receivable for shareholder purchases	43,586	151,997	793	144,759	538,411
Other assets	6,889	7,083	4,288	7,133	3,899

Total assets	17,480,694	28,594,491	10,696,623	18,249,094	19,200,326

Liabilities
Payable for shareholder redemptions	406,027	11,801	32,814	10,714
Accrued distribution fees	9,772	22,159	7,753	13,232	12,426
Accrued advisory fees	7,977	23,918	3,582	10,708	13,772
Accrued accounting service fees	3,454	3,103	2,954	3,017	3,017
Payable for securities purchased	1,265,685	905,909			769,471
Other accrued expenses	24,519	44,254	15,665	30,473	40,024

Total liabilities	1,717,434	1,011,144	62,768	68,144	838,710

Net assets	$15,763,260	$27,583,347	$10,633,855	$18,180,950	$18,361,616

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	131,019	296,851	184,721	315,145	278,113

Net asset value per share	$12.12	$6.57	$7.68	$7.86	$7.60

Maximum offering price per share	$12.86	$6.97	$8.15	$8.34	$8.06

Class C: Shares outstanding	840,620	4,077,053	1,235,680	2,087,273	2,241,793

Net asset value per share	$11.73	$6.29	$7.46	$7.52	$7.25

Class D: Shares outstanding	361,159

Net asset value per share	$11.95

Net assets consist of
Paid-in capital	$21,164,579	$42,263,622	$14,817,214	$29,593,827	$31,790,177
Accumulated net investment income (loss)	246,216	(76,169)	308,856	(22,351)	105,866
Accumulated net realized gain (loss) from security transactions	(2,355,693)	(5,188,537)	(2,761,556)	(4,537,225)	(9,487,928)
Unrealized appreciation (depreciation) on investments	(3,291,842)	(9,415,569)	(1,730,659)	(6,853,301)	(4,046,499)

Net assets applicable to outstanding shares of beneficial interest	$15,763,260	$27,583,347	$10,633,855	$18,180,950	$18,361,616

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF OPERATIONS

Six Months Ended November 30, 2008

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Investment income
Dividends	$467,629	$535,647	$140,633	$330,055	$483,697
Interest	26,254	6,660	227,494	6,917	9,160

Total income	493,883	542,307	368,127	336,972	492,857

Expenses
Investment advisory fees	67,437	231,855	23,816	105,365	137,743
Distribution fees:
Class C	65,383	211,348	54,154	126,637	122,858
Class D	15,863
Accounting service fees	21,111	19,766	18,042	18,952	18,978
Transfer agent fees	41,342	59,438	28,555	38,239	39,407
Custodial fees	2,427	2,610	2,388	2,502	2,782
Professional fees	15,765	34,846	7,405	25,323	22,820
Registration fees	12,375	11,888	11,626	12,258	12,082
Trustee fees	3,548	7,880	1,595	4,860	5,151
Insurance	7,618	18,608	3,334	11,430	10,978
Shareholder reports	2,807	6,721	1,544	3,552	3,880
Miscellaneous	9,925	13,516	6,123	10,205	10,312

Total operating expenses	265,601	618,476	158,582	359,323	386,991

Net investment income (loss)	228,282	(76,169)	209,545	(22,351)	105,866

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(3,710,681)	(11,797,583)	(1,872,287)	(5,742,704)	(10,159,115)
Change in unrealized appreciation on investments	(8,774,351)	(20,683,226)	(1,749,044)	(15,770,930)	(11,858,920)

Net realized and unrealized gain (loss) on investments	(12,485,032)	(32,480,809)	(3,621,331)	(21,513,634)	(22,018,035)

Net decrease in net assets resulting from operations	$(12,256,750)	$(32,556,978)	$(3,411,786)	$(21,535,985)	$(21,912,169)

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended November 30, 2008

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$228,282	$(76,169)	$209,545	$(22,351)	$105,866
Net realized gain (loss) from security transactions	(3,710,681)	(11,797,583)	(1,872,287)	(5,742,704)	(10,159,115)
Net change in unrealized appreciation on investments	(8,774,351)	(20,683,226)	(1,749,044)	(15,770,930)	(11,858,920)

Decrease in net assets resulting from operations	(12,256,750)	(32,556,978)	(3,411,786)	(21,535,985)	(21,912,169)

Change in net assets from Fund share transactions:
Class A	(269,154)	(345,061)	786,884	(656,180)	182,432
Class C	1,198,236	(966,288)	362,484	261,449	(158,224)
Class D	(211,396)

Increase (decrease) in net assets resulting from capital share transactions	717,686	(1,311,349)	1,149,368	(394,731)	24,208

Total decrease in net assets	(11,539,064)	(33,868,327)	(2,262,418)	(21,930,716)	(21,887,961)
Net assets
Beginning of period	27,302,324	61,451,674	12,896,273	40,111,666	40,249,577

End of period	$15,763,260	$27,583,347	$10,633,855	$18,180,950	$18,361,616

Undistributed net investment income	$246,216	—	$308,856	—	$105,866

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2008

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Operations
Net investment income (loss)	$376,188	$(409,079)	$260,009	$44,463	$75,986
Net realized gain (loss) from security transactions	2,673,951	6,879,286	(69,317)	3,582,817	2,737,704
Capital gain distributions from mutual funds		21,968
Net change in unrealized appreciation on investments	(3,540,770)	(6,086,107)	(7,854)	(3,837,885)	(3,621,631)

Increase (decrease) in net assets resulting from operations	(490,631)	406,068	182,838	(210,605)	(807,941)

Distributions
From net investment income:
Class A	(80,932)	(42,480)	(21,813)	(79,269)	(49,044)
Class C	(312,606)	(179,241)	(257,241)	(298,710)	(288,950)
Class D	(197,573)

	(591,111)	(221,721)	(279,054)	(377,979)	(337,994)

From net realized gain on security transactions:
Class A	(183,011)	(100,926)		(420,611)	(442,251)
Class C	(924,193)	(1,239,692)		(2,689,107)	(4,364,075)
Class D	(505,596)

	(1,612,800)	(1,340,618)		(3,109,718)	(4,806,326)

Change in net assets from Fund share transactions:
Class A	457,549	(320,254)	192,923	1,408,203	147,839
Class C	(1,054,550)	(4,616,635)	13,325	(860,692)	245,819
Class D	(807,117)

Increase (decrease) in net assets resulting from capital share transactions	(1,404,118)	(4,936,889)	206,248	547,511	393,658

Total increase (decrease) in net assets	(4,098,660)	(6,093,160)	110,032	(3,150,791)	(5,558,603)
Net assets
Beginning of year	31,400,984	67,544,834	12,786,241	43,262,457	45,808,180

End of year	$27,302,324	$61,451,674	$12,896,273	$40,111,666	$40,249,577

Undistributed net investment income	$17,934	—	$99,311	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005(2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.67		$23.88	$18.68	$18.53	$16.78

Income from investment operations
Net investment income	0.24		0.47	0.52	0.28	0.08
Net realized and unrealized gain on investments	(9.79)		(0.68)	5.44	1.49	1.81

Total income (loss) from investment operations	(9.55)		(0.21)	5.96	1.77	1.89

Distributions
From net investment income			(0.61)	(0.21)		(0.11)
From net realized gain on security transactions			(1.39)	(0.55)	(1.62)	(0.03)

Total distributions			(2.00)	(0.76)	(1.62)	(0.14)

Net asset value, end of year/period	$12.12		$21.67	$23.88	$18.68	$18.53

Total return	(44.07)%		(0.93)%	32.42%	9.78%	11.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,588		$3,491	$3,343	$2,414	$1,966
Ratio of expenses to average net assets	1.65	%(3)	1.44%	1.43%	1.56%	1.72	%(3)
Ratio of net investment income to average net assets	2.77	%(3)	2.09%	2.63%	1.45%	0.49	%(3)
Portfolio turnover rate	146	%(3)	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005 (2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.05		$23.33	$18.35	$18.41	$16.78

Income from investment operations
Net investment income (loss)	0.15		0.24	0.31	0.08	(0.08)
Net realized and unrealized gain on investments	(9.47)		(0.66)	5.33	1.48	1.81

Total income (loss) from investment operations	(9.32)		(0.42)	5.64	1.56	1.73

Distributions
From net investment income			(0.47)	(0.11)		(0.07)
From net realized gain on security transactions			(1.39)	(0.55)	(1.62)	(0.03)

Total distributions			(1.86)	(0.66)	(1.62)	(0.10)

Net asset value, end of year/period	$11.73		$21.05	$23.33	$18.35	$18.41

Total return	(44.28)%		(1.90)%	31.12%	8.66%	10.31%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,858		$15,797	$18,390	$11,585	$6,437
Ratio of expenses to average net assets	2.65	%(3)	2.44%	2.43%	2.56%	2.72	%(3)
Ratio of net investment income (loss) to average net assets	1.77	%(3)	1.09%	1.63%	0.45%	(0.50	)%(3)
Portfolio turnover rate	146	%(3)	69%	56%	100%	178%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API TRUST EFFICIENT FRONTIER

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Six Months Ended Nov. 30, 2008 (1) (Unaudited)		For the Years Ended May 31,
			2008 (1)	2007 (1)	2006 (1)	2005 (1)	2004
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.41		$23.66	$18.55	$18.51	$16.45	$13.98

Income from investment operations
Net investment income	0.19		0.35	0.48	0.18		0.14
Net realized and unrealized gain (loss) on investments	(9.65)		(0.67)	5.33	1.48	2.14	2.45

Total income (loss) from investment operations	(9.46)		(0.32)	5.81	1.66	2.14	2.59

Distributions
From net investment income			(0.54)	(0.15)		(0.05)	(0.12)
From net realized gain on security transactions			(1.39)	(0.55)	(1.62)	(0.03)

Total distributions			(1.93)	(0.70)	(1.62)	(0.08)	(0.12)

Net asset value, end of year/period	$11.95		$21.41	$23.66	$18.55	$18.51	$16.45

Total return	(44.18)%		(1.43)%	(31.78)%	9.18%	13.01%	18.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,317		$8,015	$9,668	$9,117	$12,926	$19,043
Ratio of expenses to average net assets	2.15	%(3)	1.94%	1.93%	2.06%	2.22%	2.08	%(2)
Ratio of net investment income (loss) to average net assets	2.27	%(3)	1.59%	2.13%	0.95%	(0.01)%	0.89%
Portfolio turnover rate	146	%(3)	69%	56%	100%	178%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.09%.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005 (2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.93		$14.12	$13.10	$11.38	$10.62

Income from investment operations
Net investment income (loss)	0.03		0.04	0.08	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(7.39)		0.20	2.92	1.81	0.89

Total income (loss) from investment operations	(7.36)		0.24	3.00	1.72	0.76

Distributions
From net investment income			(0.13)
From net realized gain on security transactions			(0.30)	(1.98)

Total distributions			(0.43)	(1.98)

Net asset value, end of year/period	$6.57		$13.93	$14.12	$13.10	$11.38

Total return	(52.84)%		1.62%	24.73%	15.11%	7.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,950		$5,016	$5,421	$4,262	$3,546
Ratio of expenses to average net assets	1.77	%(4)	1.56%	1.59%	1.58%	1.72	%(3)(4)
Ratio of net investment income (loss) to average net assets	0.59	%(4)	0.26%	0.66%	(0.68)%	(1.12	)%(4)
Portfolio turnover rate	113	%(4)	72%	81%	143%	131%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.78%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

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GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended Nov. 30, 2008 (1) (Unaudited)		For the Years Ended May 31,
			2008 (1)	2007 (1)	2006 (1)	2005 (1)		2004
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.40		$13.65	$12.85	$11.27	$10.30		$8.29

Income from investment operations
Net investment loss	(0.02)		(0.10)	(0.04)	(0.21)	(0.23)		(0.23)
Net realized and unrealized gain (loss) on investments	(7.09)		0.19	2.82	1.79	1.20		2.24

Total income (loss) from investment operations	(7.11)		0.09	2.78	1.58	0.97		2.01

Distributions
From net investment income			(0.04)
From net realized gain on security transactions			(0.30)	(1.98)

Total distributions			(0.34)	(1.98)

Net asset value, end of year/period	$6.29		$13.40	$13.65	$12.85	$11.27		$10.30

Total return	(53.06)%		0.63%	23.43%	14.02%	9.42%		24.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,633		$56,436	$62,124	$52,082	$49,042		$50,454
Ratio of expenses to average net assets	2.77	%(3)	2.56%	2.59%	2.58%	2.72	%(2)	2.85	%(2)
Ratio of net investment loss to average net assets	(0.41	)%(3)	(0.74)%	(0.34)%	(1.68)%	(2.12)%		(2.33)%
Portfolio turnover rate	113	%(3)	72%	81%	143%	131%		117%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.78%, and 2.89%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

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INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended Nov. 30, 2008 (1) (Unaudited)		For the Years Ended May 31,
			2008 (1)	2007 (1)	2006 (1)	2005 (1)		2004
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.27		$10.31	$10.13	$10.53	$10.63		$10.91

Income from investment operations
Net investment income	0.20		0.31	0.32	0.43	0.20		0.06
Net realized and unrealized gain (loss) on investments	(2.79)		(0.06)	0.17	(0.46)	(0.20)		(0.15)

Total income (loss) from investment operations	(2.59)		0.25	0.49	(0.03)	—		(0.09)

Distributions
From net investment income			(0.29)	(0.31)	(0.37)	(0.10)		(0.06)
From net realized gain on security transactions								(0.13)

Total distributions			(0.29)	(0.31)	(0.37)	(0.10)		(0.19)

Net asset value, end of year/period	$7.68		$10.27	$10.31	$10.13	$10.53		$10.63

Total return	(25.22)%		2.48%	4.84%	(0.24)%	0.06%		(0.88)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,419		$912	$720	$504	$9,334		$16,094
Ratio of expenses to average net assets	1.76	%(3)	1.70%	1.72%	1.71%	1.37	%(2)	0.84	%(2)
Ratio of net investment income to average net assets	4.45	%(3)	3.04%	3.30%	3.54%	1.92%		0.48%
Portfolio turnover rate	82	%(3)	98%	30%	38%	189%		115%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.59% and 1.29%, respectively.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

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INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005 (2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.02		$10.10	$9.98	$10.43	$10.62

Income from investment operations
Net investment income	0.15		0.20	0.23	0.29	0.07
Net realized and unrealized gain (loss) on investments	(2.71)		(0.05)	0.14	(0.43)	(0.19)

Total income (loss) from investment operations	(2.56)		0.15	0.37	(0.14)	(0.12)

Distributions
From net investment income			(0.23)	(0.25)	(0.31)	(0.07)

Total distributions			(0.23)	(0.25)	(0.31)	(0.07)

Net asset value, end of year/period	$7.46		$10.02	$10.10	$9.98	$10.43

Total return	(26.86)%		1.52%	3.71%	(1.36)%	(1.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,215		$11,984	$12,066	$10,901	$4,634
Ratio of expenses to average net assets	2.76	%(4)	2.70%	2.72%	2.71%	2.37	%(3)(4)
Ratio of net investment income to average net assets	3.45	%(4)	2.04%	2.30%	2.54%	0.92	%(4)
Portfolio turnover rate	82	%(4)	98%	30%	38%	189%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.59%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

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MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended Nov. 30, 2008 (1) (Unaudited)		For the Years Ended May 31,
			2008 (1)	2007 (1)	2006 (1)	2005 (1)		2004
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.84		$18.45	$14.45	$12.76	$11.80		$9.45

Income from investment operations
Net investment income (loss)	0.04		0.17	0.27	0.06	(0.08)		(0.04)
Net realized and unrealized gain (loss) on investments	(9.02)		(0.11)	4.22	2.32	1.04		2.39

Total income (loss) from investment operations	(8.98)		0.06	4.49	2.38	0.96		2.35

Distributions
From net investment income			(0.26)
From net realized gain on security transactions			(1.41)	(0.49)	(0.69)

Total distributions			(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$7.86		$16.84	$18.45	$14.45	$12.76		$11.80

Total return	(53.33)%		0.25%	31.48%	18.83%	8.14%		24.87%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,476		$6,278	$5,373	$3,926	$18,907		$22,301
Ratio of expenses to average net assets	1.56	%(3)	1.33%	1.35%	1.42%	1.58	%(2)	1.25	%(2)
Ratio of net investment income (loss) to average net assets	0.70	%(3)	0.98%	1.66%	0.46%	(0.68)%		(0.37)%
Portfolio turnover rate	111	%(3)	59%	29%	197%	165%		137%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.68% and 1.60%, respectively.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

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MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005 (2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.22		$17.89	$14.16	$12.65	$12.15

Income from investment operations
Net investment income (loss)	(0.02)			0.10	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	(8.68)		(0.10)	4.12	2.28	0.70

Total income (loss) from investment operations	(8.70)		(0.10)	4.22	2.20	0.50

Distributions
From net investment income			(0.16)
From net realized gain on security transactions			(1.41)	(0.49)	(0.69)

Total distributions			(1.57)	(0.49)	(0.69

Net asset value, end of year/period	$7.52		$16.22	$17.89	$14.16	$12.65

Total return	(53.64)%		(0.72)%	30.20%	17.55%	4.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,705		$33,834	$37,890	$27,790	$8,993
Ratio of expenses to average net assets	2.56	%(4)	2.33%	2.35%	2.42%	2.58	%(3)(4)
Ratio of net investment income (loss) to average net assets	(0.30	)%(4)	(0.02)%	0.66%	(0.54)%	(1.68	)%(4)
Portfolio turnover rate	111	%(4)	59%	29%	197%	165%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 2.68%.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

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VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)
	For the Six Months Ended Nov. 30, 2008 (Unaudited)		For the Year Ended May 31,			For the Period Ended May 31, 2005 (2)
			2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.56		$19.15	$17.06	$16.70	$15.57

Income from investment operations
Net investment income (loss)	0.10		0.17	0.21	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments	(9.06)		(0.36)	4.34	2.50	1.69

Total income (loss) from investment operations	(8.96)		(0.19)	4.55	2.45	1.50

Distributions
From net investment income			(0.24)
From net realized gain on security transactions			(2.16)	(2.46)	(2.09)	(0.37)

Total distributions			(2.40)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$7.60		$16.56	$19.15	$17.06	$16.70

Total return	(54.11)%		(0.50)%	28.80%	14.66%	9.53%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,113		$4,060	$4,457	$3,492	$2,727
Ratio of operating expenses to average net assets	1.74	%(5)	1.53%	1.51%	1.57%	1.76	%(3)(5)
Ratio of total expenses to average net assets	1.74	%(5)	1.53%	1.51%	1.57%	2.62	%(4)(5)
Ratio of net investment income (loss) to average net assets	1.51	%(5)	1.00%	1.18%	(0.28)%	(1.16	)%(5)
Portfolio turnover rate	154	%(5)	74%	95%	191%	113%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was July 1, 2004.

(3)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 1.79%.

(4)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 2.65%.

(5)	Annualized

The accompanying notes are an integral part of these financial statements.

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VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended Nov. 30, 2008 (1) (Unaudited)		For the Years Ended May 31,
			2008 (1)	2007 (1)	2006 (1)	2005 (1)		2004
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.89		$18.53	$16.73	$16.56	$14.96		$11.76

Income from investment operations
Net investment income (loss)	0.04		0.02	0.05	(0.21)	(0.35)		(0.25)
Net realized and unrealized gain (loss) on investments	(8.68)		(0.36)	4.21	2.47	2.32		3.45

Total income (loss) from investment operations	(8.64)		(0.34)	4.26	2.26	1.97		3.20

Distributions
From net investment income			(0.14)
From net realized gain on security transactions			(2.16)	(2.46)	(2.09)	(0.37)

Total distributions			(2.30)	(2.46)	(2.09)	(0.37)

Net asset value, end of year/period	$7.25		$15.89	$18.53	$16.73	$16.56		$14.96

Total return	(54.37)%		(1.38)%	27.58%	13.60%	13.05%		27.21%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,249		$36,190	$41,351	$31,550	$28,977		$26,186
Ratio of operating expenses to average net assets	2.64	%(4)	2.43%	2.41%	2.47%	2.66	%(2)	2.59	%(2)
Ratio of total expenses to average net assets	2.64	%(4)	2.43%	2.41%	2.47%	3.52	%(3)	3.40	%(3)
Ratio of net investment income (loss) to average net assets	0.61	%(4)	0.10%	0.28%	(1.18)%	(2.06)%		(1.93)%
Portfolio turnover rate	154	%(4)	74%	95%	191%	113%		70%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Without fees waived by the investment advisor, the ratio of operating expenses to average net assets would have been 2.69% and 2.68%, respectively.

(3)	Without fees waived by the investment advisor, the ratio of total expenses to average net assets would have been 3.55% and 3.49%, respectively.

(4)	Annualized

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2008

(Information as of and for the six months ended November 30, 2008 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund (collectively the “Funds”). Each Fund offers Class A and Class C shares. In addition, Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Income Fund’s investment objective is current income with limited credit risk. The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Value Fund’s investment objective is growth of capital, as well as income. Each Fund invests in securities, derivatives and other financial instruments that, in the opinion of the Funds’ investment adviser, offer the opportunity to achieve that particular Fund’s investment objective.

The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2008, in valuing the Funds’ assets carried at fair value.

Investments in Securities:

Valuation Inputs	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Level 1—Quoted Prices	$15,093,501	$25,381,385	$9,136,681	$16,357,083	$16,395,425
Level 2—Other Significant Observable Inputs	—	—	100,000	—	—
Level 3—Significant Unobservable Inputs	—	—	—	—	—

Total	$15,093,501	$25,381,385	$9,236,681	$16,357,083	$16,395,425

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory and Accounting Services Agreements

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets

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NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; and .90% of the average daily net assets of the Value Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended November 30, 2008, the Advisor received $21,111, $19,766, $18,042, $18,952, and $18,978 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Class C and Class D shares providing for the payment of distribution and service fees to the Funds’ distributor. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees.

A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

5.	Investment Activity

For the period ended November 30, 2008, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$17,212,733	$15,481,178	$—	$—
Growth Fund	25,921,887	28,640,396	—	—
Income Fund	5,173,455	4,452,355	—	—
Multiple Index Fund	16,203,933	17,127,671	—	—
Value Fund	22,783,401	23,535,360	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended November 30, 2008 were as follows:

	Amount			Shares
	Sold	Redeemed	Net Change	Sold	Redeemed	Net Change
Capital Income Fund:
Class A	$591,820	$(860,974)	$(269,154)	34,352	(64,443)	(30,091)
Class C	2,262,276	(1,064,040)	1,198,236	155,667	(65,591)	90,076
Class D	53,815	(265,211)	(211,396)	3,702	(16,933)	(13,231)

Growth Fund:
Class A	679,085	(1,024,146)	(345,061)	63,536	(126,733)	(63,197)
Class C	2,233,131	(3,199,419)	(966,288)	228,480	(363,652)	(135,172)

Income Fund:
Class A	1,075,742	(288,858)	786,884	129,021	(33,103)	95,918
Class C	1,211,956	(849,472)	362,484	139,503	(99,284)	40,219

Multiple Index Fund:
Class A	834,742	(1,490,922)	(656,180)	70,342	(127,938)	(57,596)
Class C	2,131,332	(1,869,883)	261,449	183,914	(182,665)	1,249

Value Fund:
Class A	1,860,597	(1,678,165)	182,432	165,173	(132,174)	32,999
Class C	1,995,070	(2,153,294)	(158,224)	170,574	(205,903)	(35,329)

At November 30, 2008, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$1,587,928	$1,950,071	$1,419,068	$2,475,552	$2,112,663
Class C	9,857,929	25,633,276	9,214,787	15,705,398	16,248,953
Class D	4,317,403	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended May 31, 2008 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$735,740	$262,930	$(541,121)	$457,549	33,230	12,055	(24,187)	21,098
Class C	2,743,779	1,169,842	(4,968,171)	(1,054,550)	128,647	54,974	(221,301)	(31,680)
Class D	192,635	663,089	(1,662,841)	(807,117)	8,506	30,699	(73,526)	(34,321)

Growth Fund:
Class A	421,744	141,269	(883,267)	(320,254)	31,085	10,040	(64,890)	(23,765)
Class C	3,683,381	1,328,993	(9,629,009)	(4,616,635)	279,669	97,792	(714,824)	(337,363)

Income Fund:
Class A	316,045	21,200	(144,322)	192,923	30,911	2,097	(14,073)	18,935
Class C	2,383,680	252,921	(2,623,276)	13,325	238,821	25,522	(263,501)	842

Multiple Index Fund:
Class A	1,576,278	499,569	(667,644)	1,408,203	90,035	29,386	(37,892)	81,529
Class C	3,729,165	2,747,756	(7,337,613)	(860,692)	221,714	167,037	(420,363)	(31,612)

Value Fund:
Class A	410,112	490,666	(752,939)	147,839	24,638	30,743	(42,980)	12,401
Class C	3,111,746	4,258,989	(7,124,916)	245,819	192,504	277,098	(423,506)	46,096

At May 31, 2008, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund
Class A	$3,490,860	$5,015,506	$911,914	$6,277,450	$4,060,231
Class C	15,796,907	56,436,168	11,984,359	33,834,216	36,189,346
Class D	8,014,557	—	—	—	—

API TRUST EFFICIENT FRONTIER

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for all entities, including pass-through entities such as the Funds, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FIN 48 was adopted on November 30, 2007. Management has reviewed the tax positions for each of the open tax years (2005-2008) and has determined the adoption of FIN 48 had no material impact on the Funds’ financial statements.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2008 to November 30, 2008.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/2008	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.65%
Actual	$1,000.00	$559.30	$6.45
Hypothetical (5% return before expenses)	1,000.00	1,016.80	8.34
Class C				2.65%
Actual	1,000.00	557.20	10.34
Hypothetical (5% return before expenses)	1,000.00	1,011.78	13.36
Class D				2.15%
Actual	1,000.00	558.20	8.40
Hypothetical (5% return before expenses)	1,000.00	1,014.29	10.86

Growth Fund
Class A				1.77%
Actual	1,000.00	471.60	6.53
Hypothetical (5% return before expenses)	1,000.00	1,016.19	8.95
Class C				2.77%
Actual	1,000.00	469.40	10.20
Hypothetical (5% return before expenses)	1,000.00	1,011.18	13.97

Income Fund
Class A				1.76%
Actual	1,000.00	747.80	7.71
Hypothetical (5% return before expenses)	1,000.00	1,016.24	8.90
Class C				2.76%
Actual	1,000.00	731.40	11.98
Hypothetical (5% return before expenses)	1,000.00	1,011.23	13.92

Multiple Index Fund
Class A				1.56%
Actual	1,000.00	466.70	5.74
Hypothetical (5% return before expenses)	1,000.00	1,017.25	7.89
Class C				2.56%
Actual	1,000.00	463.60	9.39
Hypothetical (5% return before expenses)	1,000.00	1,012.23	12.91

Value Fund
Class A				1.74%
Actual	1,000.00	458.90	6.36
Hypothetical (5% return before expenses)	1,000.00	1,016.34	8.80
Class C				2.64%
Actual	1,000.00	456.30	9.64
Hypothetical (5% return before expenses)	1,000.00	1,011.83	13.31

*	These calculations are based on expenses incurred in the most recent fiscal year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (183) and divided by 365.

Approval of the Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on October 21, 2008. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to its comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record and investment approach and processes. In addition, the representative also reviewed the Advisor’s personnel, noting the addition of a new chief compliance officer during the past year. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: February 3, 2009

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 3, 2009

/s/ David D. Basten
David D. Basten
President

Date: February 3, 2009

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer